Operating Segments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment information
(1)	Segment information for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019
	Cellular Services		Fixed-line telecommu- nications Services(*1)	Security Services(*1)	Commerce Services(*1)	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,781,882	3,952,373	1,183,724	726,552	1,069,685	20,714,216	(2,970,514)	17,743,702
Inter-segment revenue		1,609,467	1,004,193	74,247	15,899	266,708	2,970,514	(2,970,514)	—
External revenue		12,172,415	2,948,180	1,109,477	710,653	802,977	17,743,702	—	17,743,702
Depreciation and amortization		2,694,786	752,234	224,537	35,788	64,141	3,771,486	—	3,771,486
Operating profit (loss)		914,118	139,172	133,573	1,938	(78,821)	1,109,980	(109,087)	1,000,893
Gain relating to investments in subsidiaries, associates and joint ventures, net									449,543
Finance income									141,977
Finance costs									(429,758)
Profit before income tax									1,162,655

(In millions of won)
	2018
	Cellular Services		Fixed-line telecommu- nications Services(*1)	Security Services(*1)	Commerce Services(*1)	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	13,961,762	3,857,074	286,089	790,818	912,776	19,808,519	(2,934,559)	16,873,960
Inter-segment revenue		1,582,865	1,034,769	1,801	62,446	252,678	2,934,559	(2,934,559)	—
External revenue		12,378,897	2,822,305	284,288	728,372	660,098	16,873,960	—	16,873,960
Depreciation and amortization		2,341,862	641,336	60,723	19,051	63,146	3,126,118	—	3,126,118
Operating profit (loss)		1,299,869	245,509	(11,284)	(85,041)	(247,293)	1,201,760	(367,909)	833,851
Gain relating to investments in subsidiaries, associates and joint ventures, net									3,270,912
Finance income									256,435
Finance costs									(385,232)
Profit before income tax									3,975,966

(In millions of won)
	2017
	Cellular Services		Fixed-line telecommu- nications Services(*1)	Security Services(*1)	Commerce Services(*1)	Others(*1)	Sub-total	Adjustments (*2)	Total
Total revenue	￦	14,873,543	3,581,766	93,372	689,883	1,102,605	20,341,169	(2,821,156)	17,520,013
Inter-segment revenue		1,611,408	862,333	1,398	38,065	307,952	2,821,156	(2,821,156)	—
External revenue		13,262,135	2,719,433	91,974	651,818	794,653	17,520,013	—	17,520,013
Depreciation and amortization		2,390,016	592,681	16,768	15,417	82,584	3,097,466	—	3,097,466
Operating profit (loss)		1,714,078	168,470	(16,651)	(154,901)	(174,370)	1,536,626	(312,054)	1,224,572
Gain relating to investments in subsidiaries, associates and joint ventures, net									2,245,732
Finance income									366,561
Finance costs									(433,616)
Profit before income tax									3,403,249

(*1)
During the year ended December 31, 2019, due to the change in the categorization of information reviewed by the chief operating decision maker in 2019, the Group reclassified SK stoa Co., Ltd. from Fixed-line telecommunication Service segment to Commerce Services segment. In addition, operating segment for Life & Security Holdings Co., Ltd. and SK Infosec Co., Ltd. was separately presented as a reportable segment (Security Services) and no longer included in Others segment. Segment information for the years ended December 31, 2018 and 2017 was restated to conform to the 2019 reclassifications.

(*2)
Adjustments for operating profit (loss) are the amount differences from operating profit (loss) included in CODM report which is based on Korean IFRS to operating profit (loss) under IFRS. The reconciliation of these amounts is included in note
5-(2).

Reconciliation of total segment operating income to consolidated operating profit from continuing operations
(2)	Reconciliation of total segment operating profit to consolidated operating profit from continuing operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)
	2019		2018	2017
Total segment operating profit	￦	1,109,980	1,201,760	1,536,626

Other operating income:
Gain on disposal of property and equipment and intangible assets		8,942	38,933	13,991
Others(*1)		94,288	33,017	18,006

		103,230	71,950	31,997

Other operating expenses:
Impairment loss on property and equipment and intangible assets		(65,935)	(255,839)	(54,946)
Loss on disposal of property and equipment and intangible assets		(56,248)	(87,257)	(60,086)
Donations		(17,557)	(59,012)	(112,634)
Bad debt for accounts receivable — other		(5,802)	(7,718)	(5,793)
Others(*2)		(66,775)	(30,033)	(110,592)

		(212,317)	(439,859)	(344,051)

Consolidated operating profit from continuing operations	￦	1,000,893	833,851	1,224,572

(*1)
Others for the years ended December 31, 2019 includes ￦70 billion of gain on business transfer and others for the years ended December 31, 2018 includes ￦11 billion of penalty refund, respectively, various other income with inconsequential amounts.

(*2)	Others for the years ended December 31, 2019, 2018 and 2017 include ￦42.4 billion, ￦0.4 billion and ￦21.4 billion of penalties, respectively, and various other expenses with inconsequential amounts.

Summary of Disaggregation of Operating Revenue
(3)	Disaggregation of operating revenues considering the economic factors that affect the amounts, timing and uncertainty of the Group’s revenue and future cash flows is as follows:

(In millions of won)
		2019		2018	2017
Goods and services transferred at a point in time:
Cellular revenue	Goods(*1)	￦	1,142,868	1,124,143	1,119,662
Fixed-line telecommunication revenue	Goods		145,314	125,959	73,362
Security services revenue	Goods		44,764	12,332	404
Commerce services revenue	Goods		56,699	45,837	94,085
	Commerce		151,690	77,539	1,512
Other revenue	Goods		86,793	81,311	81,139
	Products		44,336	51,214	25,068
	Others(*7)		442,869	275,431	196,110

			2,115,333	1,793,766	1,591,342

Goods and services transferred over time:
Cellular revenue	Wireless service(*2)		9,532,377	9,770,423	10,638,982
	Cellular interconnection		494,267	532,156	592,755
	Other(*3)		1,002,903	952,175	910,736
Fixed-line telecommunication revenue	Fixed-line service		224,453	371,224	401,037
	Cellular interconnection		92,396	95,865	116,070
	Internet Protocol Television(*4)		1,285,831	1,171,104	1,023,997
	International calls		137,902	152,918	166,901
	Internet service and miscellaneous(*5)		1,062,284	905,235	938,066
Security services revenue	Service(*6)		1,064,713	271,956	91,570
Commerce services revenue	Commerce service		502,264	604,996	556,221
Other revenue	Miscellaneous(*7)		228,979	252,142	492,336

			15,628,369	15,080,194	15,928,671

		￦	17,743,702	16,873,960	17,520,013

(*1)	Cellular revenue includes revenue from sale of handsets and other electronic accessories.

(*2)	Wireless service includes revenue from wireless voice and data transmission services principally derived from usage charges to wireless subscribers.

(*3)	Other revenue includes revenue from billing and collection services as well as other miscellaneous services.

(*4)	IPTV service revenue includes revenue from IPTV services principally derived from usage charges to IPTV subscribers.

(*5)	Internet service includes revenue from the high speed broadband internet service principally derived from usage charges to subscribers as well as other miscellaneous services.

(*6)	Service includes revenue from rendering security services.

(*7)	Miscellaneous other revenue includes revenue from considerations received for the development and maintenance of system software, and digital contents platform services.